PREPAYMENTS AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	¥ 17,290	$ 2,507	¥ 14,853
Amounts due from subsidiaries	169,453	24,568	145,692
Financing Receivable, Allowance for Credit Loss	3,011	437	3,001
JYADK
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	9,017	1,307	9,015
Third Party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts receivable from third parties	115,677	16,772	14,565
Suppliers
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	0		0
Guangdong Proton International Hospital Management Co Ltd, Xi’an JiangyuanAndike Ltd and Beijing Allcure Medical Information Technology Co Ltd
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due from subsidiaries	¥ 178,453	$ 25,873	¥ 154,707